Revenue and segment information	12 Months Ended
Dec. 31, 2017
Revenue and segment information [abstract]
Revenue and segment information
5	Revenue and segment information

Revenues recognized during the year are as follows:

	For the year ended 31 December
	2017	2016	2015

Sales of power and heat	148,925,442	112,794,536	127,849,408
Sales of coal	1,143,299	2,909	6,839
Port service	232,360	237,347	211,685
Transportation service	73,830	105,505	104,721
Others	2,084,513	673,939	732,220

Total	152,459,444	113,814,236	128,904,873

Directors and certain senior management of the Company perform the function as the chief operating decision maker (collectively referred to as the "senior management"). The senior management reviews the internal reporting of the Company and its subsidiaries in order to assess performance and allocate resources. The Company has determined the operating segments based on these reports. The reportable segments of the Company are the PRC power segment, Singapore segment and all other segments (mainly including port and transportation operations). No operating segments have been aggregated to form a reportable segment.

Senior management assesses the performance of the operating segments based on a measure of profit before income tax expense under China Accounting Standard for Business Enterprises ("PRC GAAP") excluding dividend income received from available-for-sale financial assets, gains on disposal of available-for-sale financial assets and operating results of the centrally managed and resource allocation functions of headquarters ("Segment results"). Other information provided, except as noted below, to the senior management of the Company is measured under PRC GAAP.

Segment assets exclude prepaid income tax, deferred income tax assets, available-for-sale financial assets and assets related to the centrally managed and resource allocation functions of headquarters that are not attributable to any operating segment ("corporate assets"). Segment liabilities exclude current income tax liabilities, deferred income tax liabilities and liabilities related to the centrally managed and resource allocation functions of headquarters that are not attributable to any operating segment ("corporate liabilities"). These are part of the reconciliation to total assets and liabilities of consolidated statement of financial position.

All sales among the operating segments have been eliminated as internal transactions when preparing consolidated financial statements.

	(Under PRC GAAP)
	PRC power segment	Singapore segment	All other segments	Total
For the year ended 31 December 2017

Total revenue	142,067,629	10,078,031	694,405	152,840,065
Inter-segment revenue	-	-	(380,621)	(380,621)

Revenue from external customers	142,067,629	10,078,031	313,784	152,459,444

Segment results	2,417,073	(577,458)	302,191	2,141,806

Interest income	126,927	70,756	1,223	198,906
Interest expense	(9,026,064)	(450,928)	(145,112)	(9,622,104)
Impairment loss	(1,167,751)	(994)	(19,742)	(1,188,487)
Depreciation and amortization	(18,081,299)	(856,979)	(189,764)	(19,128,042)
Net loss on disposal of non-current assets	(580,345)	(995)	(3)	(581,343)
Share of profits less losses of associates and joint ventures	(7,318)	-	307,923	300,605
Income tax expense	(1,667,234)	99,150	(5,386)	(1,573,470)

			(Under PRC GAAP)
	PRC power segment	Singapore segment	All other segments	Total
For the year ended 31 December 2016 (Restated*)
Total revenue	129,101,375	8,758,822	634,965	138,495,162
Inter-segment revenue	-	-	(344,866)	(344,866)
Revenue from external customers	129,101,375	8,758,822	290,099	138,150,296
Segment results	17,633,734	(282,703)	(38,433)	17,312,598
Interest income	102,265	69,672	623	172,560
Interest expense	(7,952,640)	(481,263)	(137,825)	(8,571,728)
Impairment (loss)/reversal	(1,410,733)	899	(8,475)	(1,418,309)
Depreciation and amortization	(17,320,753)	(778,426)	(203,493)	(18,302,672)
Net loss on disposal of non-current assets	(693,091)	(172)	(14,303)	(707,566)
Share of profits less losses of associates and joint ventures	973,982	-	73,415	1,047,397
Income tax expense	(4,610,591)	44,135	57,489	(4,508,967)

For the year ended 31 December 2015 (Restated*)

Total revenue	143,679,910	10,143,793	588,266	154,411,969
Inter-segment revenue	-	-	(266,701)	(266,701)
Revenue from external customers	143,679,910	10,143,793	321,565	154,145,268
Segment results	27,473,279	(313,253)	(232,956)	26,927,070
Interest income	115,378	66,898	501	182,777
Interest expense	(9,526,290)	(452,034)	(163,325)	(10,141,649)
Impairment (loss)/reversal	(3,112,370)	1,744	(178,131)	(3,288,757)
Depreciation and amortization	(16,719,037)	(772,003)	(245,936)	(17,736,976)
Net (loss)/gain on disposal of non-current assets	(517,820)	22,450	(1)	(495,371)
Share of profits less losses of associates and joint ventures	1,247,293	-	18,247	1,265,540
Income tax expense	(7,121,207)	254,772	14,397	(6,852,038)

		(Under PRC GAAP)
	PRC power segment	Singapore segment	All other segments	Total
31 December 2017
Segment assets	334,379,104	27,817,680	9,978,885	372,175,669
Including:
Additions to non-current assets (excluding financial assets and deferred income tax assets)	24,447,658	260,240	328,061	25,035,959
Investments in associates	12,577,836	-	2,919,860	15,497,696
Investments in joint ventures	1,457,247	-	1,025,534	2,482,781
Segment liabilities	(264,115,887)	(14,000,442)	(3,026,229)	(281,142,558)
31 December 2016 (Restated*)
Segment assets	331,939,958	28,141,718	11,789,504	371,871,180
Including:
Additions to non-current assets (excluding financial assets and deferred income tax assets)	27,430,205	230,974	854,484	28,515,663
Investments in associates	12,527,711	-	2,880,368	15,408,079
Investments in joint ventures	2,202,002	-	790,610	2,992,612
Segment liabilities	(246,200,555)	(14,027,606)	(5,620,515)	(265,848,676)

A reconciliation of revenue from external customers to operating revenue is provided as follows:

	For the year ended 31 December
	2017	2016(Restated*)	2015(Restated*)
Revenue from external customers
(PRC GAAP)	152,459,444	138,150,296	154,145,268
Reconciling item:
Impact of restatement under PRC GAAP in relation to business combination under common control*(Note 40)	-	(24,336,060)	(25,240,395)

Operating revenue per IFRS consolidated statement of comprehensive income	152,459,444	113,814,236	128,904,873

A reconciliation of segment result to profit before income tax expense is provided as follows:

	For the year ended 31 December
	2017	2016(Restated*)	2015(Restated*)
Segment results (PRC GAAP)	2,141,806	17,312,598	26,927,070
Reconciling items:
Loss related to the headquarter	(170,210)	(699,054)	(327,262)

Investment income from China Huaneng Finance Co., Ltd. ("Huaneng Finance")	143,794	132,018	135,971
Dividend income of available-for-sale financial assets	124,918	105,337	99,071
Gains on disposal of available-for-sale financial asset	1,479,732	932,738	4,282
Impact of restatement under PRC GAAP in relation to business combination under common control*(Note 40)	-	(3,417,300)	(3,454,005)
Impact of other IFRS adjustments**	(918,307)	(553,199)	(427,077)

Profit before income tax expense per IFRS consolidated statement of comprehensive income	2,801,733	13,813,138	22,958,050

Reportable segments' assets are reconciled to total assets as follows:

	As at 31 December
	2017	2016(Restated*)
Total segment assets (PRC GAAP)	372,175,669	371,871,180
Reconciling items:
Investment in Huaneng Finance	1,336,777	1,314,603
Deferred income tax assets	2,980,303	2,447,648
Prepaid income tax	150,838	204,182
Available-for-sale financial assets	1,654,993	3,560,928
Corporate assets	395,148	360,854
Impact of restatement under PRC GAAP in relation to business combination under common control * (Note 40)	-	(70,341,769)
Impact of other IFRS adjustments**	17,895,783	5,422,113

Total assets per IFRS consolidated statement of financial position	396,589,511	314,839,739

Reportable segments' liabilities are reconciled to total liabilities as follows:

	As at 31 December
	2017	2016(Restated*)
Total segment liabilities (PRC GAAP)	(281,142,558)	(265,848,676)
Reconciling items:
Current income tax liabilities	(430,703)	(572,515)
Deferred income tax liabilities	(1,283,950)	(1,429,859)
Corporate liabilities	(3,632,847)	(4,717,617)
Impact of restatement under PRC GAAP in relation to business combination under common control * (Note 40)	-	59,917,072
Impact of other IFRS adjustments**	(2,484,849)	(1,407)

Total liabilities per IFRS consolidated statement of financial position	(288,974,907)	(212,653,002)

Other material items:

	Reportable segment total	Headquarters	Investment income from Huaneng Finance	Impact of restatement under PRC GAAP in relation to business combination under common control	Impact of other IFRS adjustments**	Total
For the year ended 31 December 2017
Total revenue	152,459,444	-	-	-	-	152,459,444
Interest expense	(9,622,104)	(126,900)	-	-	-	(9,749,004)
Depreciation and amortization	(19,128,042)	(38,819)	-	-	(1,468,972)	(20,635,833)
Impairment loss	(1,188,487)	-	-	-	1,275	(1,187,212)
Share of profits less losses of associates and joint ventures	300,605	-	143,794	-	(19,184)	425,215
Net (loss)/gain on disposal of non-current assets	(581,343)	3,174	-	-	(38,287)	(616,456)
Income tax expense	(1,573,470)	-	-	-	355,944	(1,217,526)

For the year ended 31 December 2016 (Restated*)
Total revenue	138,150,296	-	-	(24,336,060)	-	113,814,236
Interest expense	(8,571,728)	(131,244)	-	1,885,446	-	(6,817,526)
Depreciation and amortization	(18,302,672)	(48,934)	-	3,533,820	(344,929)	(15,162,715)
Impairment loss	(1,418,309)	-	-	213,351	-	(1,204,958)
Share of profits less losses of associates and joint ventures	1,047,397	-	132,018	133,694	(14,220)	1,298,889
Net loss on disposal of non-current assets	(707,566)	(14)	-	115,769	1,762	(590,049)
Income tax expense	(4,508,967)	-	-	928,854	114,962	(3,465,151)

For the year ended 31 December 2015 (Restated*)
Total Revenue	154,145,268	-	-	(25,240,395)	-	128,904,873
Interest expense	(10,141,649)	(149,259)	-	2,345,174	-	(7,945,734)
Depreciation and amortization	(17,736,976)	(60,236)	-	3,474,072	(394,473)	(14,717,613)
Impairment loss	(3,288,757)	-	-	198,604	-	(3,090,153)
Share of profits less losses of associates and joint ventures	1,265,540	-	135,971	180,447	(55,983)	1,525,975
Net loss on disposal of non-current assets	(495,371)	(6)	-	90,534	(33,478)	(438,321)
Income tax expense	(6,852,038)	-	-	1,016,588	136,507	(5,698,943)

*
The Company completed the acquisition of equity interests of four companies from Huaneng Group, see Note 40 for details. As the acquisition is a business combination under common control, the transaction is accounted for under merger accounting method under PRC GAAP. The assets and liabilities acquired in business combinations are measured at the carrying amounts of the acquirees in the consolidated financial statements of the ultimate controlling party on the acquisition date. The operating results for all periods presented are retrospectively restated as if the current structure and operations resulting from the acquisition had been in existence from the date when the acquirees first became under the control of the same ultimate controlling party. Therefore the relevant comparative figures in the segment information were restated under PRC GAAP while the acquisition is accounted for using acquisition method under IFRS.

**
Other GAAP adjustments above primarily represented the classification adjustments and other adjustments. Other than the classification adjustments, the differences will be gradually eliminated following subsequent depreciation and amortization of related assets or the extinguishment of liabilities.

Geographical information (Under IFRS):

(i)	External revenue generated from the following countries:

	For the year ended 31 December
	2017	2016	2015
PRC	142,381,413	105,055,414	118,761,080
Singapore	10,078,031	8,758,822	10,143,793

Total	152,459,444	113,814,236	128,904,873

The geographical location of customers is based on the location at which the electricity was transferred, goods were delivered and services provided.

(ii)	Non-current assets (excluding financial assets and deferred income tax assets) are located in the following countries:

	As at 31 December
	2017	2016
PRC	319,534,533	249,155,921
Singapore	23,035,758	23,369,766

Total	342,570,291	272,525,687

The information on sales to major customers of the Company and its subsidiaries at amount equal to or more than 10% of external revenue is as follows:

In 2017, the revenue from grid companies under common control of State Grid Corporation of China within PRC power segment in total accounted for 76% of external revenue (2016: 74%, 2015: 81%). The sales from a subsidiary of State Grid Corporation of China at amount more than 10% of external revenue is as follows:

	For the year ended 31 December
	2017		2016		2015
	Amount	Proportion	Amount	Proportion	Amount	Proportion
State Grid Shandong Electric Power Company	28,659,891	19%	12,649,224	11%	14,855,655	12%